Net Loss per Share - Schedule of Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Gridsum Holding Inc.	¥ (238,996)	$ (36,733)	¥ (98,574)	¥ (61,757)
Net loss attributable to Gridsum's ordinary shareholders	¥ (238,996)	$ (36,733)	¥ (128,289)	¥ (98,106)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted | shares	30,243,250	30,243,250	15,054,865	10,000,000
Net loss per share attributable to Gridsum's ordinary shareholders -Basic and diluted | (per share)	¥ (7.90)	$ (1.21)	¥ (8.52)	¥ (9.81)
Convertible Redeemable Series A Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value			¥ (1,033)	¥ (1,286)
Cumulative dividend to convertible redeemable preferred shareholders			(2,571)	(3,297)
Convertible Redeemable Series A-1 Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value			(830)	(1,029)
Cumulative dividend to convertible redeemable preferred shareholders			(1,837)	(2,355)
Convertible Redeemable Series B Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value			(6,573)	(7,945)
Cumulative dividend to convertible redeemable preferred shareholders			(8,582)	(10,990)
Convertible Redeemable Series C Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value			¥ (8,289)	¥ (9,447)